Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Payables Including Derivative Instruments Abstract
Schedule of Other Payables, including Derivative Instruments
	As at December 31,
	2019	2018
	$ Thousands

Government institutions	1,972	244
Employees and payroll institutions*	4,983	2,870
Accrued expenses	6,603	7,505
Interest payable	516	277
Liability in respect of acquisition of non-controlling interests (1)	1,302	-
Others*	875	1,176
	16,251	12,072

*	Reclassified 2018 numbers to be comparable with current year presentation.
(1)	Refer to Note 10.A.1.c for further details.